Employee benefits: variable compensation (Narrative) (Detail 2) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Description of when the majority of awards were granted	February 2021
Weighted average discount for share and performance share awards granted	23.80%	22.60%
Carrying amount of liability related to cash-settled share-based awards	$ 36	$ 34
Unvested share-based awards
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Weighted average remaining contractual term (years)	2.9
UBS AG
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Description of when the majority of awards were granted	February 2021
Weighted average discount for share and performance share awards granted	23.80%	22.60%
Carrying amount of liability related to cash-settled share-based awards	$ 1	$ 1
UBS AG | Unvested share-based awards
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Weighted average remaining contractual term (years)	2.9